4. Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,210,695	$ 1,293,079
Mortgage servicing rights capitalized	109,297	176,705
Mortgage servicing rights amortized	(236,706)	(266,603)
Change in valuation allowance	0	7,514
Balance at end of year	$ 1,083,286	$ 1,210,695